Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) (Benefit Costs)	12 Months Ended
Dec. 31, 2014
Benefit Costs
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%
Expected long-term rate of return on plan assets	2.50%
Rate of compensation increase	2.00%